Financial assets (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
J V Finco [Member]
Disclosure of financial assets [line items]
Face value of preference shares subscribed	$ 204,900
Preference shares redeemable share subscribed	204.9
Preference shares redeemable share price per share	$ 1
J V Finco [Member] | Redeemable Preference Share With Determinable Redemption Date [Member]
Disclosure of financial assets [line items]
Face value of preference shares subscribed	$ 20,000
J V Finco [Member] | Redeemable Preference Shares With No Fixed Redemption Date [Member]
Disclosure of financial assets [line items]
Face value of preference shares subscribed	$ 184,900
Redemption of preferred shares during the year		$ (37,500)	$ (10,000)
Preference shares redeemable share subscribed		137.4	174.9
Fair value of preference shares subscribed		$ 78,300
Forecasted future cash flows at discount rate		11.60%
Fair value adjustment for the year		$ 7,774	$ (35,626)
Gold Fields Limited [Member] | Redeemable Preference Share With Determinable Redemption Date [Member]
Disclosure of financial assets [line items]
Preference Shares Settled			20,000
Accretion income for the year			$ 500